Goodwill - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss	$ 1,882,187	$ 1,882,187	$ 0
Goodwill impairment		1,882,187
US Acquiring
Goodwill [Line Items]
Goodwill impairment	335,234	(948,237)
Digital Commerce
Goodwill [Line Items]
Goodwill impairment	$ 341,222	$ (933,950)